Submission	Feb. 06, 2025
Submission [Line Items]
Central Index Key	0000051143
Registrant Name	INTERNATIONAL BUSINESS MACHINES CORP
Registration File Number	333-276739
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES